Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
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Reconciliation of Goodwill

Million US dollar	31 December 2022	31 December 2021
Acquisition cost
Balance at end of previous year	118 461	123 702

Effect of movements in foreign exchange	(3 147)	(5 456)
Disposals through the sale of subsidiaries	(32)	—
Transfers (to)/from other asset categories	(68)	18
Hyperinflation monetary adjustments	328	196

Balance at end of the period	115 541	118 461

Impairment losses
Balance at end of previous year	(2 665)	(2 731)

Effect of movements in foreign exchange	134	66

Balance at end of the period	(2 531)	(2 665)

Carrying amount
Balance at end of the period	113 010	115 796

Summary of Carrying Amount of Goodwill Allocated to Different Cash-generating Units
The carrying amount of goodwill was allocated to the different cash-generating units as follows:

Million US dollar	31 December 2022	31 December 2021
United States	33 578	33 607
Rest of North America	1 981	2 114
Mexico	12 823	12 062
Colombia	12 692	15 344
Rest of Middle Americas	23 242	22 769
Brazil	3 508	3 280
Rest of South America	1 249	1 173
Europe	2 081	2 244
South Africa	9 551	10 231
Rest of Africa	5 131	5 287
China	3 119	3 387
Rest of Asia Pacific	3 505	3 717
Global Export and Holding Companies	549	582

Total carrying amount of goodwill	113 010	115 796

Summary of Weighted Average Cost of Capital
The WACC applied in US dollar nominal terms were as follows:

Cash-generating unit	31 December 2022	31 December 2021
Colombia	8%	6%
Rest of Middle Americas	9%	10%
South Africa	9%	8%
Rest of Africa	15%	10%
Rest of Asia Pacific	7%	6%